OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [text block] [Abstract]
Disclosure of other liabilities [text block]

28   OTHER LIABILITIES

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Settlement balances	274	30	9	32
Lease liabilities	1,755	46	975	46
Other creditors and accruals	3,571	4,259	1,808	3,444
	5,600	4,335	2,792	3,522

The maturity of the lease liabilities was as follows

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Not later than 1 year	238	10	132	10
Later than 1 year and not later than 2 years	220	9	124	9
Later than 2 years and not later than 3 years	192	7	106	7
Later than 3 years and not later than 4 years	156	6	84	6
Later than 4 years and not later than 5 years	156	2	84	2
Later than 5 years	793	12	445	12
	1,755	46	975	46

The Group adopted IFRS 16 Leases from 1 January 2019, see note 1.